RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	September 30, 2025	September 30, 2024

Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	$130,983	$81,089
Wenhu Guo	Senior Management of the Company	-	11,543
Sheying Wang	Senior Management of the Company	3,090	145,634
Yuantao Wang	49% shareholder of Tianjin YHX	-	18,105
Shaanxi Meishengyuan Biotechnology Co., Ltd	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company	-	43
Total due to related parties		$134,073	$256,414

As of September 30, 2025 and 2024, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	September 30, 2025	September 30, 2024

Wenjuan Chen	Senior Management of the Company	$6,304	$4,700
Lu Jiang	Employee of the Company	757	768
Jing Liu	Wife of the controlling shareholder	76,132	7,709
Wenhu Guo	Senior Management of the Company	15,624	10,544
Shujie Mou	Senior Management of Tianjin YHX	-	2,953
Shaanxi Kangdi Health Technology Co., LTD	25% shareholder of Xi’an Shanfang	428,572	6,554
Total due from related parties		$527,389	$33,228

As of September 30, 2025 and 2024, the balance of due from related parties was mainly comprised of advance to the employees for business purposes, such as investment receivable from one related party, unreimbursed expenses and petty cash, etc.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(c) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 11).